UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6325

Dreyfus Midcap Index Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	7/31/2010

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS

Dreyfus Midcap Index Fund, Inc.

July 31, 2010 (Unaudited)

Common Stocks--98.2%	Shares	Value ($)
Consumer Discretionary--13.4%
99 Cents Only Stores	93,392 a	1,552,175
Aaron's	168,754 b	3,064,573
Advance Auto Parts	181,333	9,706,756
Aeropostale	194,114 a	5,518,661
American Eagle Outfitters	432,733	5,326,943
American Greetings, Cl. A	81,119 b	1,662,128
AnnTaylor Stores	120,874 a,b	2,120,130
Bally Technologies	114,924 a	3,712,045
Barnes & Noble	84,057 b	1,090,219
Bob Evans Farms	62,357	1,635,001
BorgWarner	241,573 a	10,595,392
Boyd Gaming	112,346 a,b	950,447
Brinker International	213,002 b	3,348,391
Burger King Holdings	191,205	3,304,022
Career Education	137,328 a,b	3,354,923
Cheesecake Factory	124,418 a,b	2,916,358
Chico's FAS	370,462	3,471,229
Chipotle Mexican Grill	65,213 a,b	9,645,003
Coldwater Creek	121,182 a,b	475,033
Collective Brands	132,613 a,b	2,124,460
Corinthian Colleges	180,600 a,b	1,643,460
Dick's Sporting Goods	186,040 a	4,894,712
Dollar Tree	263,733 a	11,688,647
DreamWorks Animation SKG, Cl. A	157,661 a	4,912,717
Dress Barn	124,043 a	3,063,862
Foot Locker	325,612	4,425,067
Fossil	99,405 a	3,936,438
Gentex	289,274	5,574,310
Guess?	121,088	4,322,842
Hanesbrands	198,590 a	4,974,680
Harte-Hanks	81,832	923,065
International Speedway, Cl. A	62,701 b	1,623,956
ITT Educational Services	60,117 a,b	4,853,847
J Crew Group	116,459 a	4,149,434
John Wiley & Sons, Cl. A	89,042	3,506,474
KB Home	152,123 b	1,731,160
Lamar Advertising, Cl. A	110,882 a,b	3,032,623
Life Time Fitness	85,753 a,b	3,117,979
LKQ	294,383 a,b	5,822,896
Matthews International, Cl. A	62,400	2,253,264
MDC Holdings	77,481	2,256,247
Mohawk Industries	116,948 a,b	5,722,266
NetFlix	85,510 a,b	8,769,051
NVR	12,752 a,b	7,989,128
Panera Bread, Cl. A	66,208 a	5,178,128
PetSmart	245,316	7,617,062
Phillips-Van Heusen	117,151	6,078,965
Regis	117,446 b	1,788,703
Rent-A-Center	135,419 b	2,977,864
Ryland Group	89,987	1,468,588
Saks	328,700 a,b	2,698,627
Scholastic	54,003 b	1,367,896

Scientific Games, Cl. A	137,164 a	1,452,567
Service Corporation International	528,497	4,502,794
Sotheby's	140,161 b	3,802,568
Strayer Education	28,829 b	6,901,663
Thor Industries	80,460	2,240,006
Timberland, Cl. A	89,444 a	1,576,003
Toll Brothers	292,222 a	5,072,974
Tractor Supply	75,048	5,216,586
Tupperware Brands	131,324	5,172,852
Under Armour, Cl. A	77,659 a,b	2,916,872
Warnaco Group	94,205 a	3,934,943
Wendy's/Arby's Group, Cl. A	695,322	3,031,604
Williams-Sonoma	221,097 b	5,905,501
WMS Industries	109,431 a	4,214,188
		265,878,968
Consumer Staples--3.9%
Alberto-Culver	178,082	5,212,460
BJ's Wholesale Club	111,585 a	5,082,697
Church & Dwight	145,985 b	9,674,426
Corn Products International	156,315	5,211,542
Energizer Holdings	144,260 a	8,874,875
Flowers Foods	160,227	3,882,300
Green Mountain Coffee Roasters	218,397 a	6,724,444
Hansen Natural	146,826 a	6,150,541
Lancaster Colony	40,022 b	2,077,942
NBTY	131,516 a	7,087,397
Ralcorp Holdings	113,064 a	6,602,938
Ruddick	84,327 b	2,989,392
Smithfield Foods	304,773 a,b	4,343,015
Tootsie Roll Industries	55,285 b	1,394,841
Universal	50,422 b	2,236,216
		77,545,026
Energy--5.7%
Arch Coal	335,563	7,949,487
Atwood Oceanics	116,744 a	3,175,437
Bill Barrett	79,586 a,b	2,815,753
Cimarex Energy	173,313	11,936,066
Comstock Resources	97,009 a,b	2,455,298
Exterran Holdings	129,903 a,b	3,464,513
Forest Oil	234,133 a	6,693,862
Frontier Oil	217,490	2,672,952
Helix Energy Solutions Group	188,625 a,b	1,771,189
Mariner Energy	211,774 a	5,059,281
Newfield Exploration	274,681 a	14,684,446
Oceaneering International	114,380 a	5,659,522
Overseas Shipholding Group	54,381 b	2,133,367
Patriot Coal	155,204 a,b	1,871,760
Patterson-UTI Energy	319,422	5,248,103
Plains Exploration & Production	290,377 a	6,548,001
Pride International	362,729 a	8,629,323
Quicksilver Resources	243,784 a,b	3,069,241
Southern Union	259,058	5,846,939
Superior Energy Services	163,313 a	3,721,903
Tidewater	107,641 b	4,411,128
Unit	84,065 a	3,438,259
		113,255,830
Financial--20.5%
Affiliated Managers Group	91,872 a	6,507,294
Alexandria Real Estate Equities	92,224 b,c	6,506,403

AMB Property	347,545 c	8,674,723
American Financial Group	158,630	4,674,826
AmeriCredit	200,501 a	4,834,079
Apollo Investment	394,351 b	3,982,945
Arthur J. Gallagher & Co.	213,303	5,422,162
Associated Banc-Corp	359,434 b	4,884,708
Astoria Financial	170,698 b	2,260,042
BancorpSouth	150,983 b	2,213,411
Bank of Hawaii	99,922	4,977,115
BRE Properties	128,348 c	5,326,442
Brown & Brown	243,429	4,873,449
Camden Property Trust	136,094 b,c	6,194,999
Cathay General Bancorp	161,170	1,895,359
City National	90,177 b	5,110,331
Commerce Bancshares	151,987	5,950,291
Corporate Office Properties Trust	121,495 b,c	4,556,063
Cousins Properties	208,541 b,c	1,428,506
Cullen/Frost Bankers	124,019 b	6,847,089
Duke Realty	503,504 c	6,021,908
Eaton Vance	242,736	7,272,371
Equity One	71,086 b,c	1,211,305
Essex Property Trust	62,192 b,c	6,537,001
Everest Re Group	122,523	9,510,235
Federal Realty Investment Trust	126,581 b,c	9,897,368
Fidelity National Financial, Cl. A	479,922	7,088,448
First American Financial	215,621	3,180,410
First Niagara Financial Group	431,390	5,784,940
FirstMerit	222,591 b	4,387,269
Fulton Financial	408,910	3,725,170
Greenhill & Co.	44,172	3,005,905
Hanover Insurance Group	93,449 b	4,095,870
HCC Insurance Holdings	238,620	6,232,754
Highwoods Properties	147,216 c	4,609,333
Hospitality Properties Trust	256,950 c	5,254,628
International Bancshares	106,406 b	1,845,080
Jefferies Group	253,635 b	6,262,248
Jones Lang LaSalle	87,331	6,764,659
Liberty Property Trust	232,923 c	7,383,659
Macerich	268,203 c	11,117,014
Mack-Cali Realty	164,858 c	5,311,725
Mercury General	73,977	3,190,628
MSCI, Cl. A	240,224 a	7,752,028
Nationwide Health Properties	247,563 b,c	9,263,807
New York Community Bancorp	895,638	15,458,712
NewAlliance Bancshares	219,246	2,668,224
Old Republic International	501,320	6,271,513
Omega Healthcare Investors	191,886 b,c	4,217,654
PacWest Bancorp	60,956 b	1,275,809
Potlatch	82,430 b,c	3,054,856
Prosperity Bancshares	96,765	3,278,398
Protective Life	177,953	4,002,163
Raymond James Financial	206,534 b	5,510,327
Rayonier	165,054 c	8,059,587
Realty Income	217,455 b,c	6,978,131
Regency Centers	169,871 b,c	6,410,932
Reinsurance Group of America	150,762	7,233,561
SEI Investments	268,756	5,154,740
Senior Housing Properties Trust	265,186 c	5,979,944
SL Green Realty	160,834 c	9,688,640

StanCorp Financial Group	98,245 b	3,702,854
SVB Financial Group	85,268 a,b	3,682,725
Synovus Financial	1,615,807 b	4,233,414
TCF Financial	256,567 b	4,064,021
Transatlantic Holdings	134,075	6,410,126
Trustmark	116,693 b	2,567,246
UDR	334,899 b,c	7,069,718
Unitrin	102,713	2,854,394
Valley National Bancorp	334,654 b	4,855,830
W.R. Berkley	265,134 b	7,161,269
Waddell & Reed Financial, Cl. A	177,678	4,234,067
Washington Federal	233,882	4,069,547
Webster Financial	137,205	2,557,501
Weingarten Realty Investors	217,421 b,c	4,602,803
Westamerica Bancorporation	60,696 b	3,263,017
Wilmington Trust	182,823 b	1,853,825
		406,251,548
Health Care--11.1%
Affymetrix	151,490 a,b	740,786
Beckman Coulter	144,351	6,615,606
Bio-Rad Laboratories, Cl. A	40,016 a	3,553,421
Charles River Laboratories
International	137,054 a	4,259,638
Community Health Systems	196,081 a	6,358,907
Covance	132,576 a,b	5,138,646
Edwards Lifesciences	233,826 a,b	13,515,143
Endo Pharmaceuticals Holdings	244,104 a	5,860,937
Gen-Probe	102,119 a	4,592,291
Health Management Associates, Cl.
A	519,896 a	3,722,455
Health Net	208,469 a	4,909,445
Henry Schein	188,949 a,b	9,917,933
Hill-Rom Holdings	130,745	4,319,815
Hologic	533,933 a	7,549,813
IDEXX Laboratories	119,935 a,b	7,044,982
Immucor	144,583 a	2,778,885
Kindred Healthcare	81,726 a	1,086,956
Kinetic Concepts	129,175 a,b	4,587,004
LifePoint Hospitals	114,042 a	3,525,038
Lincare Holdings	205,254 b	4,876,835
Masimo	107,367	2,478,030
Medicis Pharmaceutical, Cl. A	119,995 b	3,041,873
Mednax	97,063 a	4,576,520
Mettler-Toledo International	69,776 a,b	8,149,837
Omnicare	250,492	6,169,618
Owens & Minor	130,868	3,558,301
Perrigo	166,244 b	9,311,326
Pharmaceutical Product Development	246,746	5,986,058
Psychiatric Solutions	116,945 a	3,875,557
Resmed	156,780 a,b	10,298,878
STERIS	121,922	3,875,900
Techne	77,633	4,533,767
Teleflex	82,733	4,688,479
Thoratec	118,751 a,b	4,367,662
United Therapeutics	101,598 a	4,967,126
Universal Health Services, Cl. B	200,362	7,207,021
Valeant Pharmaceuticals
International	130,214 a,b	7,333,652
VCA Antech	177,845 a,b	3,706,290

Vertex Pharmaceuticals	418,117 a	14,073,818
WellCare Health Plans	87,120 a,b	2,246,825
		219,401,074
Industrial--14.7%
Acuity Brands	87,499 b	3,686,333
Aecom Technology	237,346 a	5,729,532
AGCO	192,523 a,b	6,692,099
AirTran Holdings	276,465 a,b	1,332,561
Alaska Air Group	73,476 a	3,790,627
Alexander & Baldwin	84,499 b	2,834,941
Alliant Techsystems	68,713 a,b	4,614,765
AMETEK	220,161	9,746,527
BE Aerospace	212,835 a,b	6,257,349
Brink's	98,467	2,156,427
Bucyrus International	167,077	10,395,531
Carlisle Cos.	125,222	4,217,477
Clean Harbors	47,057 a,b	2,972,120
Con-way	111,055 b	3,741,443
Copart	140,104 a	5,105,390
Corporate Executive Board	71,757 b	2,021,395
Corrections Corp. of America	235,586 a,b	4,610,418
Crane	97,336	3,459,321
Deluxe	107,865	2,219,862
Donaldson	159,531 b	7,572,937
FTI Consulting	96,631 a,b	3,415,906
Gardner Denver	106,242	5,393,906
GATX	94,917	2,682,354
Graco	124,967	3,945,208
Granite Construction	69,070 b	1,605,878
Harsco	167,092	3,869,851
Herman Miller	117,421 b	2,019,641
HNI	93,293 b	2,410,691
Hubbell, Cl. B	124,386	5,869,775
IDEX	168,620	5,424,505
JB Hunt Transport Services	182,880	6,490,411
JetBlue Airways	430,081 a,b	2,765,421
Joy Global	212,738	12,630,255
Kansas City Southern	209,766 a	7,698,412
KBR	331,414	7,417,045
Kennametal	169,729	4,648,877
Kirby	111,948 a	4,303,281
Korn/Ferry International	97,559 a,b	1,370,704
Landstar System	104,532	4,237,727
Lennox International	101,901	4,450,017
Lincoln Electric Holdings	88,741	4,900,278
Manpower	169,112	8,113,994
Mine Safety Appliances	62,027 b	1,553,776
MSC Industrial Direct, Cl. A	92,072	4,639,508
Navigant Consulting	102,327 a	1,006,898
Nordson	70,200 b	4,426,110
Oshkosh	186,491 a	6,411,561
Pentair	203,105	6,946,191
Regal-Beloit	79,561	4,839,696
Rollins	89,857 b	1,962,477
Shaw Group	174,108 a	5,578,420
SPX	103,755	6,179,648
Terex	225,470 a	4,450,778
Thomas & Betts	109,454 a	4,338,757
Timken	165,410	5,561,084

Towers Watson & Co., Cl. A	88,743	3,949,951
Trinity Industries	164,673 b	3,354,389
United Rentals	127,969 a	1,686,631
URS	173,531 a	7,008,917
Valmont Industries	41,501	2,948,646
Wabtec	99,080 b	4,419,959
Waste Connections	160,758 a	6,136,133
Werner Enterprises	90,324 b	2,080,162
Woodward Governor	118,019 b	3,568,895
		291,869,779
Information Technology--15.0%
ACI Worldwide	69,665 a	1,351,501
Acxiom	162,966 a,b	2,499,898
ADC Telecommunications	203,894 a,b	2,595,571
ADTRAN	115,234 b	3,639,090
Advent Software	33,211 a,b	1,702,396
Alliance Data Systems	110,277 a,b	6,338,722
ANSYS	185,619 a	8,343,574
AOL	221,728 a	4,638,550
Arrow Electronics	249,627 a	6,188,253
Atmel	948,338 a	4,959,808
Avnet	313,501 a	7,884,550
Broadridge Financial Solutions	280,620	5,696,586
Cadence Design Systems	554,126 a	3,856,717
Ciena	190,668 a,b	2,495,844
CommScope	196,254 a	3,991,806
Convergys	253,610 a	2,832,824
CoreLogic	215,621	4,318,889
Cree	222,214 a	15,741,640
Diebold	137,927 b	3,947,471
Digital River	79,483 a	2,089,608
DST Systems	76,536	3,144,099
Equinix	92,878 a,b	8,685,022
F5 Networks	165,727 a,b	14,555,802
FactSet Research Systems	87,327 b	6,549,525
Fair Isaac	95,473 b	2,277,031
Fairchild Semiconductor
International	261,760 a	2,376,781
Gartner	124,504 a,b	3,133,766
Global Payments	168,343	6,351,581
Hewitt Associates, Cl. A	171,491 a	8,420,208
Informatica	189,818 a,b	5,719,216
Ingram Micro, Cl. A	340,669 a	5,631,259
Integrated Device Technology	340,660 a,b	1,979,235
International Rectifier	147,157 a,b	2,873,976
Intersil, Cl. A	255,657 b	2,904,264
Itron	83,642 a	5,442,585
Jack Henry & Associates	175,760	4,464,304
Lam Research	261,891 a	11,049,181
Lender Processing Services	198,880	6,352,227
ManTech International, Cl. A	46,982 a	1,862,836
Mentor Graphics	220,426 a,b	2,120,498
MICROS Systems	165,844 a	5,933,898
National Instruments	117,932	3,762,031
NCR	331,062 a	4,535,549
NeuStar, Cl. A	153,462 a	3,564,922
Parametric Technology	243,715 a	4,372,247
Plantronics	100,256	3,004,672
Polycom	175,171 a,b	5,199,075

Quest Software	128,823 a,b	2,597,072
RF Micro Devices	552,560 a,b	2,304,175
Rovi	211,329 a	9,404,141
Semtech	126,822 a	2,204,166
Silicon Laboratories	95,537 a	3,826,257
Skyworks Solutions	356,067 a	6,241,855
Solera Holdings	145,443	5,523,925
SRA International, Cl. A	91,287 a	2,028,397
Synopsys	305,202 a	6,665,612
Tech Data	105,836 a	4,186,872
TIBCO Software	338,632 a	4,591,850
Trimble Navigation	249,281 a	7,072,102
ValueClick	170,900 a,b	1,871,355
Vishay Intertechnology	387,951 a	3,293,704
Vishay Precision Group	1 a	10
Zebra Technologies, Cl. A	122,209 a	3,353,415
		296,543,996
Materials--6.7%
Albemarle	188,641	8,228,520
AptarGroup	141,256	6,083,896
Ashland	161,275	8,200,834
Cabot	135,899	4,009,021
Carpenter Technology	90,635	3,167,693
Commercial Metals	232,717 b	3,348,798
Cytec Industries	101,477	5,065,732
Greif, Cl. A	71,284	4,250,665
Intrepid Potash	84,841 a,b	2,053,152
Louisiana-Pacific	260,834 a,b	1,898,872
Lubrizol	141,367	13,216,401
Martin Marietta Materials	93,650 b	7,997,710
Minerals Technologies	39,543	2,062,958
NewMarket	24,198	2,593,784
Olin	162,622	3,301,227
Packaging Corp. of America	214,384	5,145,216
Reliance Steel & Aluminum	133,724	5,252,679
Rock-Tenn, Cl. A	80,390	4,278,356
RPM International	269,564	5,059,716
Scotts Miracle-Gro, Cl. A	94,172 b	4,543,799
Sensient Technologies	101,375	2,986,508
Silgan Holdings	110,435	3,138,563
Sonoco Products	208,809 b	6,828,054
Steel Dynamics	450,614	6,452,792
Temple-Inland	223,706	4,487,542
Valspar	207,234	6,509,220
Worthington Industries	125,194	1,794,030
		131,955,738
Telecommunication Services--.9%
Cincinnati Bell	409,317 a	1,211,578
Syniverse Holdings	143,575 a	3,206,030
Telephone & Data Systems	191,856	6,548,045
TW Telecom	312,603 a	5,914,449
		16,880,102
Utilities--6.3%
AGL Resources	161,472	6,135,936
Alliant Energy	228,518	7,897,582
Aqua America	283,580 b	5,526,974
Atmos Energy	193,699	5,617,271
Black Hills	79,953 b	2,552,100
Cleco	125,710	3,589,020

DPL	249,435	6,313,200
Dynegy	216,729 a,b	769,388
Energen	149,451	6,641,602
Great Plains Energy	281,718	5,054,021
Hawaiian Electric Industries	191,482 b	4,509,401
IDACORP	98,820	3,480,440
MDU Resources Group	388,006	7,663,119
National Fuel Gas	169,375 b	8,138,469
NSTAR	220,637 b	8,198,871
NV Energy	488,980	6,210,046
OGE Energy	200,452	7,945,917
PNM Resources	178,252 b	2,108,721
Questar	361,319	5,943,698
UGI	226,668	6,110,969
Vectren	168,747 b	4,179,863
Westar Energy	226,927	5,419,017
WGL Holdings	104,561 b	3,772,561
		123,778,186
Total Common Stocks
(cost $1,848,232,906)		1,943,360,247
	Principal
Short-Term Investments--.2%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.12%, 9/9/10
(cost $3,039,594)	3,040,000 [d]	3,039,559

Other Investment--1.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $27,719,000)	27,719,000 [e]	27,719,000

Investment of Cash Collateral for
Securities Loaned--12.4%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $245,692,856)	245,692,856 [e]	245,692,856

Total Investments (cost $2,124,684,356)	112.2%	2,219,811,662
Liabilities, Less Cash and Receivables	(12.2%)	(241,207,795)
Net Assets	100.0%	1,978,603,867

a	Non-income producing security.
b	Security, or portion thereof, on loan. At July 31, 2010, the total market value of the fund's securities on loan is
$239,633,680 and the total market value of the collateral held by the fund is $245,692,856.
c	Investment in real estate investment trust.
d	Held by a broker as collateral for open financial futures positions.
e	Investment in affiliated money market mutual fund.

At July 31, 2010, the aggregate cost of investment securities for income tax purposes was $2,124,684,356.

Net unrealized appreciation on investments was $95,127,306 of which $352,425,492 related to appreciated investment securities and $257,298,186 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Financial	20.5
Information Technology	15.0
Industrial	14.7
Short-Term/Money Market Investments	14.0

Consumer Discretionary	13.4
Health Care	11.1
Materials	6.7
Utilities	6.3
Energy	5.7
Consumer Staples	3.9
Telecommunication Services	.9
112.2
† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
July 31, 2010 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 7/31/2010 ($)
Financial Futures Long
Standard & Poor's Midcap 400 E-mini	458	34,753,040	September 2010	280,120

Various inputs are used in determining the value of the fund's investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments) .

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2010 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	1,943,360,247	-	-	1,943,360,247
Mutual Funds	273,411,856	-	-	273,411,856
U.S. Treasury	-	3,039,559	-	3,039,559
Other Financial Instruments:
Futures++	280,120	-	-	280,120

+ See Statement of Investments for industry classification.
++ Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Midcap Index Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	September 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	September 24, 2010

By: /s/ James Windels
James Windels Treasurer
Date:	September 24, 2010

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)